Stock-Based Compensation (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Summary of ESPP share activity

Shares
Available for future purchases, January 1, 2012	253,294
Purchases	43,091

Available for future purchases, March 31, 2012	210,203

Shares
2009 ESPP Plan Shares available for future purchases, January 1, 2011	331,795
Additional Shares reserved under 2009 ESPP	77,928
Purchases	(156,429)

Shares available for future purchases, December 31, 2011	253,294

Weighted average fair value of options granted

Grant Year	Dividend Yield	Expected Volatility	Risk Free Interest Rate	Expected Lives
2011	0%	52%	2%	5
2010	0%	54%	2%	5
2009	0%	55%	2%	5

Stock option transactions under various stock-based employee compensation plans

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding, beginning of year	2,828,770	$20.85
Granted	68,000	33.28
Exercised	(113,359)	17.62
Canceled	(80,782)	21.62

Outstanding, end of year	2,702,629	$21.27	7.07

Exercisable at end of year	1,500,656	$22.86	6.78

Unvested stock options

	Shares	Weighted Average Grant Date Fair Value
Non-vested stock options at the beginning of the period	1,832,153	$9.20
Granted	54,400	9.33
Vested	(623,362)	9.49
Canceled	(61,218)	9.14

Non-vested stock options at the end of the period	1,201,973	$9.06